Basis of Preparation and Presentation	12 Months Ended
Dec. 31, 2020
Basis Of Preparation And Presentation [Abstract]
Basis of Preparation and Presentation
2.	BASIS OF PREPARATION AND PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) and were approved for issuance by the Board of Directors on March 1, 2021.

These consolidated financial statements are presented in US dollars, the Company’s presentation currency, and have been prepared on a historical cost basis. The accounting policies set out in Note 3 have been applied consistently to all years presented in these consolidated financial statements, unless otherwise stated.